Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Investments [Line Items]
Total		$ 551,628	$ 344,876
Factory Automation Technology Co., Ltd. [Member]
Schedule of Long-Term Investments [Line Items]
Total	[1]	217,184	268,271
Fully Compulsory Convertible Debentures(“CCDs”) [Member]
Schedule of Long-Term Investments [Line Items]
Total	[2]	$ 334,444	$ 76,605

[1]	The Group held 3.66% of equity interest Factory Automation Technology Co., Ltd., which was accounted for at fair value with all fair value changes recognized in profit or loss on long-term investment in the consolidated statements of operations and comprehensive loss. Loss of $63,644, gain of $87,482, and loss of $466,262 were recognized for this investment for the years ended December 31, 2025, 2024 and 2023, respectively. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.
[2]	The Group purchased CCDs issued by Indian Ale Ventures Private Limited during the years ended December 31, 2025 and 2024 with the consideration of $257,839 and $76,605. The investment was accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group in accordance with ASC topic 321, Investments – Equity Securities. There was no impairment recognized for the years ended December 31, 2025 and 2024. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.